LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
LEASES
Remainder of fiscal year	$ 87,048
Year 1	122,782	$ 207,155
Year 2	55,156	123,546
Year 3		55,499
Total undiscounted lease payments	264,986	386,200
Less: imputed interest	(9,619)	(16,585)
Total lease liabilities	$ 255,367	$ 369,615